Stockholders' Deficit - Schedule Of Stock Warrants Were Outstanding (Parenthetical) (Details) - Warrant [Member] - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2017
February 19, 2018 [Member] | Performance Based Vesting Condition [Member]
Class of Stock [Line Items]
Class of warrants or rights warrants issued during the period units	4,738,051
Class of warrants or rights accelarated vesting of warrants			62,500
Accelarated share based compensation			$ 1.0
Hippo Enterprises Inc And Subsidiaries [Member] | December 11, 2017 [Member]
Class of Stock [Line Items]
Class of warrants or rights warrants issued during the period units		4,738,051	4,738,051
Hippo Enterprises Inc And Subsidiaries [Member] | December 11, 2017 [Member] | Time Based Vesting Condition [Member]
Class of Stock [Line Items]
Class of warrants or rights warrants issued during the period units				4,738,051
Hippo Enterprises Inc And Subsidiaries [Member] | February 19, 2018 [Member]
Class of Stock [Line Items]
Class of warrants or rights warrants issued during the period units		4,738,051	4,738,051